Loan Receivable	12 Months Ended
Mar. 31, 2019
Receivables [Abstract]
Loan Receivable

6. Loan Receivable

On January 19, 2017, Dragon Jade International Limited entered into an agreement with an unrelated party in the amount of $65,850. The amount is interest free, secured by the assets of unrelated party and has no fixed term of repayment. Balance due at March 31, 2019 is $184,879. This loan was rendered to the unrelated party in connection with FDA compliance service for the benefit of the Company.

On March 7, 2017, a subsidiary, United Asia Medical Network Company Limited (“UAMN”) entered into the loan agreement with an unrelated party in the amount of $256,410, plus the term of the loan amount is bearing 12% interest per annum, without collateral and the due date is extended from March 7, 2018 to May 31, 2018 as agreed by UAMN and the unrelated party.

On August 7, 2017, a subsidiary, United Asia Medical Network Company Limited (“UAMN”) entered into the loan agreement with an unrelated party in the amount of $256,410, plus the term of the loan amount is bearing 5% interest per annum, without collateral and the due date is on August 7, 2019.

On January 31, 2019, the Company has sold the 3,000 shares of Dragon Jade Medical Company Limited (DJMC) to the major shareholder of DJMC at $900,000. $549,873 have been received before March, 31, 2019. $350,127 have been received before May 31, 2019.

	2019	2018
Loans receivable
An unrelated party (Interest-free)	$535,006	$184,879
An unrelated party (12% interest bearing)	-	289,287
An unrelated party (5% interest bearing)	145,571	226,273
Total	$680,577	$700,439

Loan interest earned and accrued	$14,183	$39,337